PROPERTY AND EQUIPMENT, NET (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Property, plant and equipment [abstract]
Depreciation	$ 30,529	$ 12,770	$ 0
Impairment charge	107,515	0	$ 0
Rental income	80,057	$ 24,159
Future minimum lease payments	$ 35,280